Restatement Of Previously Issued Financial Statements - Additional Information (Detail) $ in Millions	Oct. 09, 2020 USD ($)
Montes Archimedes Acquisition Corp. | Restatement of warrants as derivative liabilities
Restatement of Previously Issued Financial Statements
Increase in derivative liabilities	$ 44.4